Income Taxes - Current and Deferred Tax Provision for Federal and State Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal
State	1,600	1,600
Total	1,600	1,600
Federal	426,654	(1,279,930)
State	111,908	(332,782)
Total	538,562	(1,612,712)
Total provision (benefit) for income taxes	$ 540,162	$ (1,611,112)